MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL             Two World Trade Center,
SECURITIES                                              New York, New York 10048
LETTER TO THE SHAREHOLDERS April 30, 1999


DEAR SHAREHOLDER:


We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Insured Municipal Securities (IMS) for the period ended April 30, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the rescue of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75 basis point reduction in the federal-funds rate during the fourth quarter of 1998.

International economic problems precipitated a "flight to quality" rally in fixed income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis.


MUNICIPAL MARKET CONDITIONS

During 1998, municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured index yields stood at 5.25 percent at the end of April, only 20 basis points higher than their October 1998 levels. In contrast, Treasury bond yields rose 50 basis points from 5.15 to 5.65 percent. During the past six months, the yield pick up for extending tax-exempt maturities from one to 30 years averaged 225 basis points.


The modest rally of municipals during 1998 created a favorable relative value relationship to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 92 percent by April. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged 93 to 84 percent.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of the total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 42 percent in the first four months of 1999 while total underwriting declined 22 percent.

PERFORMANCE

The Trust's net asset value (NAV) declined from $16.09 per share to $15.74 per share for the six-month period. Based on this change plus reinvestment of tax-free dividends totaling $0.39 per share and a long-term capital gains distribution of $0.185 per share paid on December 18, 1998, the Trust's total NAV return was 1.57 percent. IMS's value on the New York Stock Exchange declined from $15.125 per share to $14.75 per share during the same period. Based on this change plus reinvestment of tax-free dividends and a long-term capital gains distribution, IMS's total market return was 1.25 percent. As of April 30, 1999, IMS's share price was a 6.29 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained at $0.065 per share. The Trust's level of undistributed net investment income was $0.078 per share on April 30, 1999.

                        30-YEAR BOND YIELDS 1994 - 1999

  DATE       AAA INS     TSY       % RELATIONSHIP

12/31/93      5.40%      6.34%         85.17%
01/31/94      5.40       6.24          86.54%
02/28/94      5.80       6.66          87.09%
03/31/94      6.40       7.09          90.27%
04/29/94      6.35       7.32          86.75%
05/31/94      6.25       7.43          84.12%
06/30/94      6.50       7.61          85.41%
07/29/94      6.25       7.39          84.57%
08/31/94      6.30       7.45          84.56%
09/30/94      6.55       7.81          83.87%
10/31/94      6.75       7.96          84.80%
11/30/94      7.00       8.00          87.50%
12/30/94      6.75       7.88          85.66%
01/31/95      6.40       7.70          83.12%
02/28/95      6.15       7.44          82.66%
03/31/95      6.15       7.43          82.77%
04/28/95      6.20       7.34          84.47%
05/31/95      5.80       6.66          87.09%
06/30/95      6.10       6.62          92.15%
07/31/95      6.10       6.86          88.92%
08/31/95      6.00       6.66          90.09%
09/29/95      5.95       6.48          91.82%
10/31/95      5.75       6.33          90.84%
11/30/95      5.50       6.14          89.58%
12/29/95      5.35       5.94          90.07%
01/31/96      5.40       6.03          89.55%
02/29/96      5.60       6.46          86.69%
03/29/96      5.85       6.66          87.84%
04/30/96      5.95       6.89          86.36%
05/31/96      6.05       6.99          86.55%
06/28/96      5.90       6.89          85.63%
07/31/96      5.85       6.97          83.93%
08/30/96      5.90       7.11          82.98%
09/30/96      5.70       6.93          82.25%
10/31/96      5.65       6.64          85.09%
11/29/96      5.50       6.35          86.61%
12/31/96      5.60       6.63          84.46%
01/31/97      5.70       6.79          83.95%
02/28/97      5.65       6.80          83.09%
03/31/97      5.90       7.10          83.10%
04/30/97      5.75       6.94          82.85%
05/30/97      5.65       6.91          81.77%
06/30/97      5.60       6.78          82.60%
07/30/97      5.30       6.30          84.13%
08/31/97      5.50       6.61          83.21%
09/30/97      5.40       6.40          84.38%
10/31/97      5.35       6.15          86.99%
11/30/97      5.30       6.05          87.60%
12/31/97      5.15       5.92          86.99%
01/31/98      5.15       5.80          88.79%
02/28/98      5.20       5.92          87.84%
03/31/98      5.25       5.93          88.53%


04/30/98      5.35       5.95          89.92%
05/29/98      5.20       5.80          89.66%
06/30/98      5.20       5.65          92.04%
07/31/98      5.18       5.71          90.72%
08/31/98      5.03       5.27          95.45%
09/30/98      4.95       5.00          99.00%
10/31/98      5.05       5.16          97.87%
11/30/98      5.00       5.06          98.81%
12/31/98      5.05       5.10          99.02%
01/31/99      5.00       5.09          98.23%
02/28/99      5.10       5.58          91.40%
03/31/99      5.15       5.63          91.47%
04/30/99      5.20       5.66          91.87%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

LARGEST SECTORS AS OF APRIL 30, 1999
(% OF NET ASSETS)

Electric            22%
Transportation      19%
Hospital            13%
Water & Sewer       11%
General Obligation  10%
Refunded             9%
Education            5%

 Portfolio structure is subject to change.

CREDIT ENHANCEMENTS AS OF APRIL 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

MBIA       46%
AMBAC      30%
FGIC       19%
FSA         3%
CONNIE LEE  2%

 Portfolio structure is subject to change.


CALL STRUCTURE AS OF APRIL 30, 1999                    WEIGHTED AVERAGE
(% OF TOTAL LONG-TERM PORTFOLIO)                       CALL PROTECTION: 7 YEARS
PERCENT CALLABLE

Years Bonds Callable

1999         0%
2000         0%
2001         0%
2002         5%
2003        17%
2004        57%
2005         0%
2006         0%
2007         0%
2008         3%
2009        12%
2010+        6%

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 1999, continued

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 10 long-term sectors and 41 credits. At the end of April, the portfolio's average maturity was 20 years. Portfolio duration, a measure of sensitivity to interest-rate changes, was 6.2 years. Issues in the refunded bond category comprised 9 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's call structure, largest sectors and mix of credit enhancements.


LOOKING AHEAD

The combination of a flight to quality and the flood of new municipal issues made the municipal-to- Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have thus far outperformed Treasuries in 1999, we believe that municipals still offer investors considerable value versus their historical relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During this six-month period, the Trust purchased and retired 21,500 shares of common stock at a weighted average market discount of 4.94 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                    /s/ MITCHELL M. MERIN
--------------------------                    ---------------------
    CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
    Chairman of the Board                         President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON   MATURITY
 THOUSANDS                                                                                    RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.1%)
            General Obligation (9.7%)
 $  2,000   California, Refg Dtd 10/01/98 (MBIA) .......................................... 4.50%    10/01/28    $  1,809,660
    3,000   Chicago, Illinois, Refg Ser 1993 B (AMBAC) .................................... 5.125    01/01/22       3,034,020
    8,000   Washoe County School District, Nevada, Ltd Tax Ser 04/01/94 A (MBIA) .......... 5.75     06/01/13       8,562,480
 --------                                                                                                        ------------
   13,000                                                                                                          13,406,160
 --------                                                                                                        ------------
            Educational Facilities Revenue (5.1%)
    2,000   District of Columbia, National Academy of Sciences Ser 1999 A (AMBAC) ......... 5.00     01/01/19       1,941,360
    2,000   New York State Dormitory Authority, Fordham University Ser 1994 (FGIC) ........ 5.50     07/01/23       2,066,780
    1,000   Ohio University, General Receipts Ser 1999 (FSA) .............................. 5.25     12/01/19       1,016,200
    2,000   Rhode Island Health & Educational Building Corporation, Providence
            College Ser 1993 (MBIA) ....................................................... 5.60     11/01/22       2,061,440
 --------                                                                                                        ------------
    7,000                                                                                                           7,085,780
 --------                                                                                                        ------------
            Electric Revenue (21.7%)
    4,000   Anchorage, Alaska, Refg Ser 1993 (MBIA) ....................................... 6.20     12/01/13       4,368,000
    4,000   Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) ..... 6.00     01/01/24       4,323,680
    3,000   Municipal Electric Authority of Georgia, Power Ser EE (AMBAC) ................. 6.00     01/01/22       3,236,130
    3,400   Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC) ...................... 6.375    09/01/23       3,794,060
    2,000   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ......... 5.375    01/01/25       2,083,940
    4,000   Utah Municipal Power Agency, Refg Ser 1993 A (FGIC) ........................... 5.25     07/01/18       4,029,000
    5,000   Bedford, Virginia, Hydro Ser 1994 (AMBAC) ..................................... 5.25     06/01/25       5,043,900
    3,000   Tacoma, Washington, Refg 1994 (FGIC) .......................................... 6.25     01/01/15       3,292,740
 --------                                                                                                        ------------
   28,400                                                                                                          30,171,450
 --------                                                                                                        ------------
            Hospital Revenue (13.0%)
    1,000   Montgomery Special Care Facilities Financing Authority, Alabama,
            Baptist Health Ser 1998 B (MBIA) .............................................. 5.00     11/15/29         960,670
    3,000   Morgan County -- Decatur Health Care Authority, Alabama, Decatur
            General Hospital Ser 1994 (Connie Lee) ........................................ 6.375    03/01/24       3,316,440
    4,000   California Statewide Communities Development Authority, Sharp Health
            Care COPs (MBIA) .............................................................. 6.00     08/15/24       4,322,960
    3,000   Volusia County Health Facilities Authority, Florida, Memorial Health
            Refg & Impr Ser 1994 (AMBAC) .................................................. 5.75     11/15/20       3,161,040
    3,000   Massachusetts Health & Educational Facilities Authority, Lahey Clinic
            Medical Center Ser B (MBIA) ................................................... 5.375    07/01/23       3,024,030
    3,000   New Hampshire Higher Educational & Health Facilities Authority,
            Hitchcock Clinic Ser 1994 (MBIA) .............................................. 6.00     07/01/24       3,238,500
 --------                                                                                                        ------------
   17,000                                                                                                          18,023,640
 --------                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (4.4%)
 $  5,550   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
 --------   Ser 1992 (AMT) (MBIA) ........................................................ 6.55%     12/01/22    $  6,079,303
                                                                                                                 ------------
            Mortgage Revenue -- Multi-Family (2.3%)
    3,000   Los Angeles Community Redevelopment Agency, California,
 --------   Refg Ser 1994 A (AMBAC) ...................................................... 6.55      01/01/27       3,184,260
                                                                                                                 ------------
            Public Facilities Revenue (1.6%)
    2,000   Michigan Municipal Bond Authority, Ser 1994 A (FGIC) ......................... 6.00      12/01/13       2,199,760
 --------                                                                                                        ------------
            Transportation Facilities Revenue (19.3%)
    3,995   San Francisco Airports Commission, California, San Francisco Int'l Airport
            Second Ser Refg (MBIA) ....................................................... 6.75      05/01/20       4,453,227
    3,000   Atlanta, Georgia, Airport Ser 1994 B (AMT) (AMBAC) ........................... 6.00      01/01/21       3,207,270
    2,000   Hawaii, Airports Third Refg Ser of 1994 (AMT) (AMBAC) ........................ 5.75      07/01/09       2,153,500
            Chicago Midway Airport, Illinois,
    3,000   1994 Ser A (AMT) (MBIA) ...................................................... 6.25      01/01/14       3,258,120
    3,000   1994 Ser A (AMT) (MBIA) ...................................................... 6.25      01/01/24       3,266,070
    1,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) .............. 5.50      01/01/15       1,074,120
    5,000   Regional Transportation Authority, Illinois, Ser 1994 A (AMBAC) .............. 6.25      06/01/24       5,519,050
    2,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50      06/15/19       1,869,100
    2,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ........ 5.25      03/01/18       2,038,740
 --------                                                                                                        ------------
   24,995                                                                                                          26,839,197
 --------                                                                                                        ------------
            Water & Sewer Revenue (11.2%)
    2,000   East Bay Municipal Utility District, California, Water Ser 1998 (MBIA) ....... 4.75      06/01/34       1,867,600
    4,000   Los Angeles, California, Wastewater Refg Ser 1993 A (MBIA) ................... 5.70      06/01/20       4,196,480
    2,000   Lee County, Florida, Water & Sewer 1999 Ser A (AMBAC) ........................ 4.75      10/01/23       1,892,120
    1,000   Honolulu City and County, Hawaii, Wastewater Jr Ser 1998 (FGIC) .............. 5.25      07/01/18       1,010,030
    2,000   St Louis, Missouri, Water Refg Ser 1998 (AMBAC) .............................. 4.75      07/01/14       1,980,680
    5,000   Charleston, South Carolina, Refg Cap Impr Ser 1998 (Secondary FGIC) .......... 4.50      01/01/24       4,535,650
 --------                                                                                                        ------------
   16,000                                                                                                          15,482,560
 --------                                                                                                        ------------
            Refunded (8.8%)
    2,000   Chicago State University, Illinois, Ser 1994 (MBIA) .......................... 6.15     12/01/04+       2,253,920
    5,000   Indianapolis, Indiana, Gas Utility Refg Ser 1994 A (AMBAC) ................... 5.875    06/01/04+       5,526,250
    2,000   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)
            (ETM) ........................................................................ 5.375     01/01/25       2,108,220
    2,000   Wisconsin Health & Educational Facilities Authority, Marquette University
            Ser 1994 (FGIC) .............................................................. 6.45     12/01/04+       2,268,740
 --------                                                                                                        ------------
   11,000                                                                                                          12,157,130
 --------                                                                                                        ------------
  127,945   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $123,746,412) .................................     134,629,240
 --------                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON       MATURITY
 THOUSANDS                                                                                RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.0%)
 $  1,000   Missouri Health & Educational Facilities Authority, Washington University
            Ser C (Demand 05/03/99) ................................................. 4.25*%       09/01/30       $  1,000,000
      400   Harris County Health Facilities Development Corporation, Texas, Methodist
            Hospital Ser 1994 (Demand 05/03/99) ..................................... 4.30*        12/01/25            400,000
 --------                                                                                                         ------------
    1,400   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $1,400,000)......                     1,400,000
 --------                                                                                                         ------------
 $129,345   TOTAL INVESTMENTS (Identified Cost $125,146,412) (a)................................    98.1%          136,029,240
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................     1.9             2,598,965
                                                                                                                  ------------
            NET ASSETS .........................................................................   100.0%         $138,628,205
                                                                                                                  ============

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
 +      Prerefunded to call date shown.
 *      Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $11,266,080 and the aggregate gross unrealized depreciation is $383,252, resulting net unrealized appreciation of $10,882,828.


Bond Insurance:
---------------
  AMBAC      AMBAC Indemnity Corporation.
Connie Lee   Connie Lee Insurance Company.
  FGIC       Financial Guaranty Insurance Company.
  FSA        Financial Security Assurance Inc.
  MBIA       Municipal Bond Investors Assurance Corporation.





                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 1999 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
               Based on Market Value as a Percent of Net Assets
                                April 30, 1999






   Alabama   ....................    3.1 %
   Alaska .......................    3.2
   California ...................   17.4
   District of Columbia .........    1.4
   Florida ......................    3.6
   Georgia ......................    4.6
   Hawaii .......................    6.7
   Illinois .....................   13.3
   Indiana   ....................    4.0

   Kansas   .....................    2.7%
   Massachusetts  ...............    2.2
   Michigan .....................    1.6
   Missouri .....................    2.2
   Nevada   .....................    6.2
   New Hampshire  ...............    2.3
   New Jersey  ..................    1.3
   New York  ....................    1.5
   Ohio .........................    0.7

   Pennsylvania .................    1.5%
   Rhode Island .................    1.5
   South Carolina ...............    6.3
   Texas   ......................    0.3
   Utah .........................    2.9
   Virginia  ....................    3.6
   Washington   .................    2.4
   Wisconsin ....................    1.6
                                    -----
   Total ........................   98.1%
                                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
   (identified cost $125,146,412) ...............  $136,029,240
Cash ............................................       100,923
Interest receivable .............................     2,603,770
Prepaid expenses ................................         1,482
                                                    ------------
     TOTAL ASSETS ...............................   138,735,415
                                                    ------------
LIABILITIES:
Investment management fee payable ...............        46,705
Accrued expenses ................................        60,505
                                                    ------------
     TOTAL LIABILITIES ..........................       107,210
                                                    ------------
     NET ASSETS .................................  $138,628,205
                                                   =============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
   (1,000,000 shares authorized of
   non-participating $.01 par value, none
   issued) ......................................            --
                                                    ------------
Common shares of beneficial interest
   (unlimited shares authorized of $.01 par
   value, 8,810,013 shares outstanding) .........  $125,594,417
Net unrealized appreciation .....................    10,882,828
Accumulated undistributed net investment
   income .......................................       683,200
Accumulated undistributed net realized gain           1,467,760
                                                    ------------
     TOTAL NET ASSETS ...........................  $138,628,205
                                                   =============
     NET ASSET VALUE PER COMMON SHARE
        ($138,628,205 divided by 8,810,013
        common shares outstanding) ..............  $      15.74
                                                   ============


STATEMENT OF OPERATIONS
For the six months ended April 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $3,795,706
                                                  ----------
EXPENSES
Investment management fee .....................      243,438
Professional fees .............................       22,890
Transfer agent fees and expenses ..............       16,181
Trustees' fees and expenses ...................       11,819
Shareholder reports and notices ...............       10,698
Registration fees .............................        8,232
Custodian fees ................................        3,508
Organizational expenses .......................        2,891
Other .........................................        4,756
                                                  ----------
     TOTAL EXPENSES ...........................      324,413
Less: expense offset ..........................       (3,508)
                                                  ----------
     NET EXPENSES .............................      320,905
                                                  ----------
     NET INVESTMENT INCOME ....................    3,474,801
                                                  ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS):
Net realized gain .............................    1,467,771
Net change in unrealized appreciation .........   (3,039,956)
                                                  ----------
     NET LOSS .................................   (1,572,185)
                                                  ----------
NET INCREASE ..................................   $1,902,616
                                                  ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                        FOR THE SIX      FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                      APRIL 30, 1999   OCTOBER 31, 1998
                                                     ---------------- -----------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS :
Net investment income ..............................   $  3,474,801     $  7,081,783
Net realized gain ..................................      1,467,771        1,800,280
Net change in unrealized appreciation ..............     (3,039,956)       3,097,313
                                                       ------------     ------------
   NET INCREASE ....................................      1,902,616       11,979,376
                                                       ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income ..............................     (3,440,842)      (7,175,503)
Net realized gain ..................................     (1,642,617)              --
                                                       ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...............     (5,083,459)      (7,175,503)
                                                       ------------     ------------
Decrease from transactions in common shares of
  beneficial interest ..............................       (323,801)      (1,611,680)
                                                       ------------     ------------
   NET INCREASE (DECREASE) .........................     (3,504,644)       3,192,193
NET ASSETS:
Beginning of period ................................    142,132,849      138,940,656
                                                       ------------     ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $683,200 and $649,241, respectively) ............   $138,628,205     $142,132,849
                                                       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Securities (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), paid the organizational expenses of the Trust's common shares in the amount of $44,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of February 28, 1999.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $13,932,510 and $12,945,887, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,544. At April 30, 1999, the Trust had an accrued pension liability of $18,849 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:


                                                                                                        CAPITAL
                                                                                                        PAID IN
                                                                                            PAR        EXCESS OF
                                                                              SHARES       VALUE        PAR VALUE
                                                                          ------------- ----------- ---------------
Balance, October 31, 1997 ...............................................   8,940,013    $ 89,400    $127,440,498
Treasury shares purchased and retired (weighted average
discount 6.25%)* ........................................................    (108,500)     (1,085)     (1,610,595)
                                                                            ---------    --------    ------------
Balance, October 31, 1998 ...............................................   8,831,513      88,315     125,829,903
Treasury shares purchased and retired (weighted average
discount 4.94%)* ........................................................     (21,500)       (215)       (323,586)
                                                                            ---------    --------    ------------
Balance, April 30, 1999 .................................................   8,810,013    $ 88,100    $125,506,317
                                                                            =========    ========    ============

---------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited) continued

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 30, 1999, the Trust declared the following dividends from net investment income:



    AMOUNT         RECORD         PAYABLE
  PER SHARE         DATE            DATE
------------- --------------- ---------------
  $0.065       May 7, 1999     May 21, 1999
  $0.065      June 4, 1999    June 18, 1999

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:




                                                               FOR THE SIX
                                                               MONTHS ENDED
                                                             APRIL 30, 1999**
                                                       ---------------------------
                                                               (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $     16.09
                                                            -----------
Income (loss) from investment operations:
 Net investment income ...............................             0.39
 Net realized and unrealized gain (loss) .............            (0.16)
                                                            ------------
Total income (loss) from investment operations .......             0.23
                                                            ------------
Less dividends and distributions from:
 Net investment income ...............................            (0.39)
 Net realized gain ...................................            (0.19)
                                                            ------------
Total dividends and distributions ....................            (0.58)
                                                            ------------
Anti-dilutive effect of acquiring treasury shares.....               --
                                                            ------------
Offering costs charged against capital ...............               --
                                                            ------------
Net asset value, end of period .......................      $     15.74
                                                            ============
Market value, end of period ..........................      $     14.75
                                                            ============
TOTAL RETURN+ ........................................             1.25% (1)
RATIOS TO AVERAGE NET ASSETS:
Total expenses .......................................             0.47%(2)(3)
Net investment income ................................             5.00%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............      $  138,628
Portfolio turnover rate ..............................              10%(1)



                                                                         FOR THE YEAR ENDED OCTOBER 31**
                                                       -------------------------------------------------------------------
                                                            1998          1997             1996                1995
                                                       ------------- ------------- ------------------- -------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................   $ 15.54       $ 15.08        $    14.91          $    13.20
                                                         --------      --------       ----------          ----------
Income (loss) from investment operations:
 Net investment income ...............................      0.80          0.80              0.80                0.79
 Net realized and unrealized gain (loss) .............      0.55          0.43              0.11                1.58
                                                         --------      --------       ----------          ----------
Total income (loss) from investment operations .......      1.35          1.23              0.91                2.37
                                                         --------      --------       ----------          ----------
Less dividends and distributions from:
 Net investment income ...............................     (0.81)        (0.81)            (0.81)              (0.75)
 Net realized gain ...................................        --            --                --                  --
                                                         --------      --------       -----------         -----------
Total dividends and distributions ....................     (0.81)        (0.81)            (0.81)              (0.75)
                                                         --------      --------       -----------         -----------
Anti-dilutive effect of acquiring treasury shares.....      0.01          0.04              0.07                0.09
                                                         --------      --------       -----------         -----------
Offering costs charged against capital ...............        --            --                --                  --
                                                         --------      --------       -----------         -----------
Net asset value, end of period .......................   $ 16.09       $ 15.54        $    15.08          $    14.91
                                                         ========      ========       ===========         ===========
Market value, end of period ..........................   $15.125       $14.375        $   13.125          $   12.625
                                                         ========      ========       ===========         ===========
TOTAL RETURN+ ........................................     11.08%        16.12%            10.52%              20.61%
RATIOS TO AVERAGE NET ASSETS:
Total expenses .......................................      0.47%         0.47%             0.49%(3)            0.54%(3)
Net investment income ................................      5.02%         5.27%             5.32%               5.51%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............  $142,133      $138,941        $  138,241          $  141,738
Portfolio turnover rate ..............................         7%           --                 1%                 --

















                                                          FOR THE PERIOD
                                                        FEBRUARY 28, 1994*
                                                             THROUGH
                                                        OCTOBER 31, 1994**
                                                       -------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................   $  14.06
                                                         ---------
Income (loss) from investment operations:
 Net investment income ...............................       0.44
 Net realized and unrealized gain (loss) .............      (0.93)
                                                         ---------
Total income (loss) from investment operations .......      (0.49)
                                                         ---------
Less dividends and distributions from:
 Net investment income ...............................      (0.38)
 Net realized gain ...................................         --
                                                         ---------
Total dividends and distributions ....................      (0.38)
                                                         ---------
Anti-dilutive effect of acquiring treasury shares.....       0.05
                                                         ---------
Offering costs charged against capital ...............      (0.04)
                                                         ---------
Net asset value, end of period .......................   $  13.20
                                                         =========
Market value, end of period ..........................   $ 11.125
                                                         =========
TOTAL RETURN+ ........................................     (23.56)%(1)
RATIOS TO AVERAGE NET ASSETS:
Total expenses .......................................       0.51 %(2)
Net investment income ................................       4.69 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............   $132,377
Portfolio turnover rate ..............................         --

-------------
*     Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo                                 MORGAN STANLEY
Edwin J. Garn                                          DEAN WITTER
Wayne E. Hedien                                        INSURED
Dr. Manuel H. Johnson                                  MUNICIPAL
Michael E. Nugent                                      SECURITIES
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein                   Semiannual Report
have been taken from the records of the                    April 30, 1999
Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.